Cover	Mar. 27, 2023
Cover [Abstract]
Entity Registrant Name	HUAIZHONG HEALTH GROUP INC.
Entity Central Index Key	0001593204
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 27, 2023
Entity File Number	000-55369
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	90-1020141
Entity Address Address Line 1	Tianan Technology Park
Entity Address Address Line 2	13/F Headquarters Center Building 16
Entity Address Address Line 3	555 Panyu North Ave, Panyu District
Entity Address City Or Town	Guangzhou City
Entity Address Country	CN
Entity Address Postal Zip Code	511493
City Area Code	86 (20)
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	2982-9356
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ADAD